Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of October 31, 2024 and 2023 consists of the following:

	October 31,
	2024	2023
Land and land improvements	$3,148,834	$3,148,834
Buildings and improvements	8,305,039	8,305,039
Machinery and equipment	26,032,752	26,185,346
Furniture and fixtures	902,012	902,012
Construction in progress	162,288	199,772
Total property and equipment, at cost	38,550,925	38,741,003
Less accumulated amortization and depreciation	(31,669,568)	(31,601,387)
Property and equipment, net	$6,881,357	$7,139,616